Stockholders' Equity - Schedule of Stock Options Vested and Expected to Vest (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Stock Options
Outstanding at beginning of period (in shares)	185,231	723,115	1,034,074
Outstanding at end of period (in shares)	2,101,760	185,231	723,115
Vested and expected to vest (in shares)	2,101,760	185,231
Exercisable (in shares)	268,236	146,053
Weighted Average Remaining Contractual Life (Years)
Outstanding of period	9 years 1 month 6 days	6 years 11 months 23 days	7 years 9 months 14 days
Vested and expected to vest years)	9 years 1 month 6 days	6 years 11 months 23 days
Exercisable (years)	7 years 5 months 23 days	6 years 11 months 8 days
Weighted- Average Exercise Price
Outstanding at beginning of period (in USD per share)	$ 1.37	$ 0.81	$ 1.00
Outstanding at end of period (in USD per share)	6.25	1.37	$ 0.81
Vested and expected to vest (in USD per share)	6.25	1.37
Exercisable (in USD per share)	$ 3.40	$ 1.13
Total Aggregate Intrinsic Value (in thousands)
Outstanding at beginning of period	$ 980	$ 3,674
Outstanding at end of period	4,318	980	$ 3,674
Vested and expected to vest	4,318	980
Exercisable	$ 1,315	$ 807